Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,865,202.6
Previously Paid Amount	0
Total Fee Amount	4,000.5
Total Offset Amount	0
Net Fee	$ 4,000.5